Unaudited Condensed Statement of Cash Flows - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (168,193)	$ (1,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned from investments held in Trust Account	(331)
Changes in operating assets and liabilities:
Prepaid expenses	(750,653)
Franchise tax payable	48,817
Accounts payable	5,937	1,032
Accrued expenses	6,250
Net cash used in operating activities	(858,173)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(201,250,000)
Net cash used in investing activities	(201,250,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	150,000	50,000
Payment of deferred offering costs		(41,200)
Repayment of note payable to related party	(200,000)
Proceeds received from initial public offering, gross	201,250,000
Proceeds received from private placement	6,025,000
Offering costs paid	(4,167,255)
Net cash provided by financing activities	203,057,745	8,800
Net change in cash	949,572	8,800
Cash – beginning of the period	8,800
Cash – end of the period	958,372	8,800
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued expenses		16,700
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock		$ 25,000
Offering costs included in accounts payable	133,275
Offering costs included in accrued expenses	45,000
Deferred underwriting commissions in connection with the initial public offering	7,043,750
Initial value of Class A common stock subject to possible redemption	190,767,360
Change in Value of Class A common stock subject to possible redemption	$ (92,070)